Other Operating Income/(Expenses) - Summary of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Disclosure of other operating income expense [abstract]
Government grants	$ 365	$ 384	$ 374
Net rental income	108	106	106
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	95	88	73
License income	33	32	31
Other operating income	206	168	194
Other operating income/(expenses)	$ 808	$ 779	$ 778

[1]	Amended to conform to the 2025 presentation.